Accounting Policies - Prior Period Adjustments (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 15, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Statement [Abstract]
Equity in net losses of affiliates		$ 157	$ (261)
Loss from discontinued operations	$ 568,164	568,164	(177,040)
Balance Sheet:
Investments in affiliates		51,292		$ 44,385
Assets held for sale		0		267,766
OPERATING ACTIVITIES
Equity in net losses of affiliates		(157)	261
Net (income)/loss from discontinued operations			177,040
Dividends received from discontinued operations			0
INVESTING ACTIVITIES
Additions to investments in affiliates		(8,625)	(8,042)
Dividends received			0
Short-term loan advanced to related parties			0
Proceeds from repayment of short-term loan advanced to related parties			0
Discontinued Operations
OPERATING ACTIVITIES
Dividends received from discontinued operations		0	460
INVESTING ACTIVITIES
Additions to investments in affiliates		0	(2,410)
Dividends received		460	9,204
Short-term loan advanced to related parties		0	(40,000)
Proceeds from repayment of short-term loan advanced to related parties		$ 0	40,000
As previously reported
Income Statement [Abstract]
Equity in net losses of affiliates			(177,301)
Loss from discontinued operations			0
Balance Sheet:
Investments in affiliates				312,151
Assets held for sale				0
OPERATING ACTIVITIES
Equity in net losses of affiliates			177,301
Net (income)/loss from discontinued operations			0
Dividends received from discontinued operations			460
INVESTING ACTIVITIES
Additions to investments in affiliates			(10,452)
Dividends received			9,204
Short-term loan advanced to related parties			(40,000)
Proceeds from repayment of short-term loan advanced to related parties			40,000
As previously reported | Discontinued Operations
OPERATING ACTIVITIES
Dividends received from discontinued operations			0
INVESTING ACTIVITIES
Additions to investments in affiliates			0
Dividends received			0
Short-term loan advanced to related parties			0
Proceeds from repayment of short-term loan advanced to related parties			0
Adjustments Increase/ (Decrease)
Income Statement [Abstract]
Equity in net losses of affiliates			177,040
Loss from discontinued operations			(177,040)
Balance Sheet:
Investments in affiliates				(267,766)
Assets held for sale				$ 267,766
OPERATING ACTIVITIES
Equity in net losses of affiliates			(177,040)
Net (income)/loss from discontinued operations			177,040
Dividends received from discontinued operations			(460)
INVESTING ACTIVITIES
Additions to investments in affiliates			2,410
Dividends received			(9,204)
Short-term loan advanced to related parties			40,000
Proceeds from repayment of short-term loan advanced to related parties			(40,000)
Adjustments Increase/ (Decrease) | Discontinued Operations
OPERATING ACTIVITIES
Dividends received from discontinued operations			460
INVESTING ACTIVITIES
Additions to investments in affiliates			(2,410)
Dividends received			9,204
Short-term loan advanced to related parties			(40,000)
Proceeds from repayment of short-term loan advanced to related parties			$ 40,000